Award Timing Disclosure	12 Months Ended
	Dec. 31, 2025	Aug. 07, 2025 USD ($) $ / shares Rate
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Policies and Practices Related to the Grant of Certain Equity Awards

It is the policy of the board of directors and the compensation committee to not take material, non-public information into account when determining the timing of equity awards in order to take advantage of a depressed stock price or an anticipated increase in stock price. Similarly, it is our practice not to time the release of material nonpublic information based on equity award grant dates or for the purpose of affecting the value of executive compensation.

We generally grant equity awards on a regularly scheduled basis in accordance with our equity award grant policy. Typically, annual equity awards to eligible employees, including our executive officers, are effective on the fifth trading day of the month following approval of such awards, which approval generally occurs at the regularly-scheduled meeting of our board of directors, our compensation committee, or its delegate(s) (as applicable). Annual awards to members of our board of directors are made on the date of our annual meeting of stockholders and awards to new directors are made upon initial election or appointment. Awards to new hires or in connection with a promotion are generally made on a regular basis and shall become effective on the fifth trading day of the month following the later of approval of the award or the employee’s date of hire or promotion, as applicable.

Our board of directors approved the grant of stock option awards to Dr. Finer, Ms. Bhatt and Mr. Labrucherie on August 7, 2025, which was within four business days of filing a Form 8-K with our second quarter results and our Form 10-Q for the quarter ended June 30, 2025, each on August 11, 2025. Information regarding these option grants is below:

Name	Grant Date	Number of Securities Underlying the Award	Exercise Price of the Award	Grant Date Fair Value of the Award[1]

Percentage change in the closing of market price of the securities underlying the award between the trading day ending immediately prior to the disclosure of material nonpublic information and the trading day beginning immediately following the disclosure of material nonpublic information

Jeffrey Finer, M.D., Ph.D.	8/7/2025	210,000	$11.70	$1,891,701	-2.5%
Liz Bhatt, M.S., M.B.A.	8/7/2025	95,000	$11.70	$855,770	-2.5%
Gil M. Labrucherie, CFA, J.D.	8/7/2025	37,500	$11.70	$337,804	-2.5%
(1)
The amounts reported in this column reflects the grant date fair value of the stock options as determined under the principles used to calculate the grant date fair value of equity awards for purposes of our financial statements in accordance with Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 718. For a discussion of the assumptions and methodologies used to value the award, please see Note 10 to our Financial Statements included in our Annual Report on Form 10-K for the fiscal year ended December 31, 2025, filed with the SEC on March 9, 2026.

Award Timing Method	We generally grant equity awards on a regularly scheduled basis in accordance with our equity award grant policy. Typically, annual equity awards to eligible employees, including our executive officers, are effective on the fifth trading day of the month following approval of such awards, which approval generally occurs at the regularly-scheduled meeting of our board of directors, our compensation committee, or its delegate(s) (as applicable).
Award Timing Predetermined	true
Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false
Awards Close in Time to MNPI Disclosures, Table

Name	Grant Date	Number of Securities Underlying the Award	Exercise Price of the Award	Grant Date Fair Value of the Award[1]

Percentage change in the closing of market price of the securities underlying the award between the trading day ending immediately prior to the disclosure of material nonpublic information and the trading day beginning immediately following the disclosure of material nonpublic information

Jeffrey Finer, M.D., Ph.D.	8/7/2025	210,000	$11.70	$1,891,701	-2.5%
Liz Bhatt, M.S., M.B.A.	8/7/2025	95,000	$11.70	$855,770	-2.5%
Gil M. Labrucherie, CFA, J.D.	8/7/2025	37,500	$11.70	$337,804	-2.5%
(1)
The amounts reported in this column reflects the grant date fair value of the stock options as determined under the principles used to calculate the grant date fair value of equity awards for purposes of our financial statements in accordance with Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 718. For a discussion of the assumptions and methodologies used to value the award, please see Note 10 to our Financial Statements included in our Annual Report on Form 10-K for the fiscal year ended December 31, 2025, filed with the SEC on March 9, 2026.

Jeffrey Finer [Member]
Awards Close in Time to MNPI Disclosures
Name		Jeffrey Finer, M.D., Ph.D.
Underlying Securities		210,000
Exercise Price | $ / shares		$ 11.7
Fair Value as of Grant Date		$ 1,891,701
Underlying Security Market Price Change | Rate		(2.50%)
Liz Bhatt [Member]
Awards Close in Time to MNPI Disclosures
Name		Liz Bhatt, M.S., M.B.A.
Underlying Securities		95,000
Exercise Price | $ / shares		$ 11.7
Fair Value as of Grant Date		$ 855,770
Underlying Security Market Price Change | Rate		(2.50%)
Gil M. Labrucherie [Member]
Awards Close in Time to MNPI Disclosures
Name		Gil M. Labrucherie, CFA, J.D.
Underlying Securities		37,500
Exercise Price | $ / shares		$ 11.7
Fair Value as of Grant Date		$ 337,804
Underlying Security Market Price Change | Rate		(2.50%)